Other Assets (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets
Prepaid expenses		$ 0.9	$ 0.7
Security Deposit		0.5	0.3
Investment income due and accrued		0.4	0.2
Funds on deposit with claims administrator		0.2	0.2
Indirect taxes receivable		0.2	0.0
Prepaid income taxes		0.1	0.0
Other		0.2	0.0
Total other assets	$ 13.9	$ 2.5	$ 1.4